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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2007

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pettyjohn Co
Address: 1925 Atherholt Road
         Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

/s/ John D. Doyle, Jr.         Lynchburg, VA               01/21/08
[Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 68
Form 13F Information Table Value Total: 140,461
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                          Title of           Value     Shrs or                 Investment Voting  Authority
Name of Issuer            Class      CUSIP   (x $1000) Pm Amt  SH/PRN Put/Call Discretion  Sole   Shared    None
--------------            -------- --------- --------- ------- ------ -------- ---------- ------- --------- ----
ADM Archer Daniels         common  039483102     572    12,329                    Sole     12,329
  Midland
Abbott Labs                common  002824100   1,890    33,666                    Sole     33,666
Air Products & Chemicals   common  009158106   3,718    37,700                    Sole     37,700
Altria Group               common  02209S103     749     9,913                    Sole      9,913
American International     common  026874107     775    13,300                    Sole     13,300
  Group
A T & T                    common  00206R102   1,432    34,461                    Sole     34,461
Bank of America            common  060505104   5,177   125,477                    Sole    125,477
BB&T                       common  054937107   1,500    48,895                    Sole     48,895
Barr Labs                  common  068306109   1,196    22,525                    Sole     22,525
BHP Billiton               common  088606108   2,783    39,731                    Sole     39,731
Boeing                     common  097023105   1,021    11,675                    Sole     11,675
BP                         common  055622104   1,387    18,957                    Sole     18,957
Burling N Sant             common  12189T104     570     6,850                    Sole      6,850
Caterpillar                common  149123101   2,097    28,900                    Sole     28,900
Chesapeake Energy          common  165167107   1,956    49,900                    Sole     49,900
ChevronTexaco              common  166764100   1,204    12,901                    Sole     12,901
Coca-Cola                  common  191216100   2,006    32,685                    Sole     32,685
Conoco Phillips            common  20825C104   4,698    53,203                    Sole     53,203
Consolidated Edison        common  209115104     220     4,500                    Sole      4,500
CSX                        common  126408103     226     5,146                    Sole      5,146
CVS/Caremark               common  126650100   1,283    32,275                    Sole     32,275
Danaher Corp               common  235851102   1,961    22,350                    Sole     22,350
Developers Diversified     common  251591103     371     9,700                    Sole      9,700
  Rlty
Dominion Resources         common  25746U109   1,497    31,543                    Sole     31,543
Dow Chemical               common  260543103     260     6,600                    Sole      6,600
Exelon Corp                common  30161N101     794     9,725                    Sole      9,725
Exxon- Mobil               common  30231G102  11,243   120,000                    Sole    120,000
Fedex Corp                 common  31428X106   2,585    28,991                    Sole     28,991
GE                         common  369604103   5,483   147,911                    Sole    147,911
Health Care REIT           common  42217K106     433     9,700                    Sole      9,700
Ingersoll Rand             common  G4776G101   2,384    51,300                    Sole     51,300
Intel                      common  458140100     539    20,225                    Sole     20,225
International Bus. Mach.   common  459200101   1,751    16,200                    Sole     16,200
ishares MSCI EAFE Index    common  464287465   3,566    45,425                    Sole     45,425
ishares MSCI Pac Japan     common  464286665     251     1,625                    Sole      1,625
ishares S&P Mid Cap Tr     common  464287507   1,663    19,575                    Sole     19,575
ishares US Healthcare Ind  common  464287762   1,530    21,650                    Sole     21,650
ishares US Technology Tr   common  464287721   1,374    22,000                    Sole     22,000
ITT Industries             common  450911102   2,353    35,625                    Sole     35,625
Johnson & Johnson          common  478160104   5,270    79,008                    Sole     79,008

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
                          Title of           Value     Shrs or                   Investment             Authority
Name of Issuer            Class      CUSIP   (x $1000) Pm Amt    SH/PRN Put/Call Discretion Voting Sole Shared    None
--------------            -------- --------- --------- --------- ------ -------- ---------- ----------- --------- ----
JP Morgan Chase            common  46625H100    2,032     46,550                    Sole        46,550
Lincoln Natl Corp          common  534187109      366      6,280                    Sole         6,280
Lowes                      common  548661107      351     15,508                    Sole        15,508
3M                         common  604059105    3,182     37,737                    Sole        37,737
Medtronic                  common  585055106    1,602     31,860                    Sole        31,860
Met Life                   common  59156R108    1,887     30,617                    Sole        30,617
Modine                     common  607828100      184     11,175                    Sole        11,175
National Fuel Gas          common  636180101      672     14,400                    Sole        14,400
Norfolk Southern           common  655844108    2,235     44,312                    Sole        44,312
Norvartis ADR              common  66987V109      664     12,225                    Sole        12,225
Nuveen Municipal Value     common  670928100    1,144    122,710                    Sole       122,710
PepsiCo                    common  713448108    4,950     65,212                    Sole        65,212
Plum Creek Timber          common  729251108      960     20,850                    Sole        20,850
Procter & Gamble           common  742718109    9,098    123,916                    Sole       123,916
Progress Energy            common  743263105      936     19,325                    Sole        19,325
Royal Bk of Canada         common  780087102      260      5,100                    Sole         5,100
SPDR Tr I Unit Ser 1       common  78462F103    2,201     15,054                    Sole        15,054
Siemens AG                 common  826197501    1,741     11,065                    Sole        11,065
SunTrust Bank              common  867914103      859     13,742                    Sole        13,742
Texas Instruments          common  882508104    1,085     32,475                    Sole        32,475
US Bancorp                 common  902973304    2,902     91,425                    Sole        91,425
United Technologies        common  913017109    5,561     72,661                    Sole        72,661
Valero Energy              common  91913Y100      832     11,875                    Sole        11,875
Verizon                    common  92343V104    3,860     88,358                    Sole        88,358
Wachovia                   common  929771103    4,879    128,286                    Sole       128,286
Walgreen                   common  931422109    2,896     76,055                    Sole        76,055
Wash RE Invest             common  939653101    1,073     34,151                    Sole        34,151
Wellpoint Inc              common  94973V107      281      3,207                    Sole         3,207
                                              140,461
                                                       2,520,273                             2,520,273